Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of equity interest in subsidiaries
Below are the Company’s main subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2022	December 31, 2021	December 31, 2020
Vista Energy Holding I, S.A. de C.V. (“Vista Holding I”) (1)	100%	100%	100%	Mexico	Holding company
Vista Energy Holding II, S.A. de C.V. (“Vista Holding II”) (1)	100%	100%	100%	Mexico	Exploration and production (2)
Vista Energy Holding III, S.A. de C.V. (1)	100%	100%	100%	Mexico	Services
Vista Energy Holding IV, S.A. de C.V. (1)	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	100%	Netherland	Holding company
Vista Complemento S.A. de C.V. (3)	—%	100%	100%	Mexico	Services
Vista Holding VII S.á.r.l.	100%	100%	—%	Luxembourg	Holding company
Vista Argentina	100%	100%	100%	Argentina	Exploration and production (2)
Aleph Midstream S.A. (“Aleph”)	100%	100%	100%	Argentina	Services (4)
Aluvional S.A. (“Aluvional”)	100%	100%	100%	Argentina	Mining and industry
AFBN S.R.L. (“AFBN”)	100%	100%	—%	Argentina	Exploration and production (2)
VX Ventures Asociación en Participación	100%	100%	—%	Mexico	Holding company

(1)
On April 27, 2022, the Companies changed their names to Vista Energy Holding I, S.A. de C.V., Vista Energy Holding II, S.A. de C.V., Vista Energy Holding III, S.A. de C.V., and Vista Energy Holding IV, S.A. de C.V., formerly known as Vista Oil & Gas Holding I, S.A. de C.V., Vista Oil & Gas Holding II, S.A. de C.V., Vista Oil & Gas Holding III, S.A. de C.V., and Vista Oil & Gas Holding IV, S.A. de C.V., respectively.

(2)	Its refers to the exploration and production of Natural gas and Crude oil.
(3)	Subsidiary merged with Vista Holding II on January 1, 2022.
(4)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.

Summary of useful lives of property plant and equipment
The Company’s remainder items of property, plant and equipment (including significant identifiable components) are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years